UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-4694



                     The American Funds Tax-Exempt Series II
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: August 31, 2005

                   Date of reporting period: February 28, 2005





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - AMERICAN FUNDS(R)]

The right choice for the long term(R)

THE TAX-EXEMPT FUND OF CALIFORNIA

SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005

[cover photo - construction of new housing development]

The Tax-Exempt Fund of California(R) seeks a high level of current income exempt from regular federal and California income taxes, with a secondary objective of preservation of capital.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 3.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2005 (the most recent calendar quarter):

                                                1 year      5 years    10 years
Class A shares
Reflecting 3.75% maximum sales charge           -1.04%      +5.11%      +5.44%

The fund's investment adviser is waiving a portion of its management fees. Results shown reflect the waiver. Please see the Financial Highlights table on page 20 for details.

The fund's 30-day yield for Class A shares as of March 31, 2005, calculated in accordance with the Securities and Exchange Commission formula, was 3.31%, which reflects a fee waiver (3.29% without the fee waiver). This is equivalent to a taxable yield of 5.94%, which reflects the fee waiver -- 5.91% without the fee waiver, for investors in the 44.3% tax bracket. The fund's distribution rate for Class A shares as of that date was 3.88% (3.86% without the fee waiver). Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 4. Please see the inside back cover for important information about other share classes.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.

[photo - close up of wood framing of a roof]

FELLOW SHAREHOLDERS:

Historically, when the Federal Reserve begins a cycle of tightening monetary policy, it coincides with rising interest rates across the yield curve. Contrary to expectations, however, the recent increases in the federal funds rate did not initially coincide with higher yields on long-term bonds. This was, as Federal Reserve Chairman Alan Greenspan might say, the "conundrum" facing The Tax-Exempt Fund of California during the first six months of the current fiscal year.

[Begin Sidebar]


Investment highlights                                                                through February 28, 2005

6-month total return                                                                                    +2.44%
(income plus capital changes, with dividends reinvested)

12-month total return                                                                                   +2.87%
(income plus capital changes, with dividends reinvested)

Tax-free distribution rate
(income return only, reflecting 3.75% maximum sales charge)
With a fee waiver                                                                                       +3.84%
Without a fee waiver                                                                                    +3.83%

Taxable equivalent distribution rate
(assuming a 44.3% maximum combined state and federal tax rate)
With a fee waiver                                                                                       +6.89%
Without a fee waiver                                                                                    +6.88%

SEC 30-day yield (reflecting 3.75% maximum sales charge)
With a fee waiver                                                                                       +3.15%
Without a fee waiver                                                                                    +3.13%

Taxable equivalent SEC yield
(assuming a 44.3% maximum combined state and federal tax rate)
With a fee waiver                                                                                       +5.66%
Without a fee waiver                                                                                    +5.62%


Distribution rates and yields are annualized.
For current yield information, please call toll-free: 800/421-0180.
[End Sidebar]


The fund ended the period with a six-month total return of 2.44%, slightly below the 2.76% return of the average California municipal debt fund, which tends to favor longer issues, as tracked by Lipper. The unmanaged Lehman Brothers Municipal Bond Index, which measures a wide variety of national tax-exempt bonds, returned 2.40% (the index does not include expenses).

Shareholders who reinvested dividends totaling 33.8 cents a share earned a tax-free income return of 2.05% for the six months ended February 28, 2005 (4.10% on an annualized basis). For shareholders who took dividends in cash, the income return was 2.03% (4.06% annualized), equivalent to a taxable income return of 3.64% for investors in the top combined federal and California tax rate of 44.3%. In November, the fund also paid a capital gain distribution of
1.6 cents a share.

MUNICIPAL BOND MARKET OVERVIEW

When the fund's reporting period began on September 1, 2004, the Federal Reserve Board had already raised short-term interest rates twice since June 30, by a quarter percentage point each time. Rates increased by the same amount on four more occasions through the close of the period on February 28, 2005, and by another quarter percentage point on March 22, bringing the current federal funds rate to 2.75%.

The prospect of higher short-term interest rates had hung over the bond market for some time, so the Fed's actions came as little surprise. With short-term rates climbing, long-term rates were expected to follow. Typically, high-quality short-term bonds have been "safe havens" because their prices are less affected by interest rate fluctuations than are long-term bonds. As a result, The Tax-Exempt Fund of California's portfolio counselors adopted a defensive stance to help protect shareholder principal by shortening the fund's average maturity and focusing on bonds likely to keep more of their value in a rising interest rate environment. Contrary to past experience, however, this was a period in which longer term rates did not move higher, producing a better total return than bonds with shorter maturities.

LOOKING AHEAD

The fund's conservative approach may have constrained returns during the past six months, but when market conditions appear adverse the portfolio counselors typically adopt measures designed to safeguard shareholders' principal. Over The Tax-Exempt Fund of California's lifetime, this practice has helped deliver attractive current income and investment results with relatively low volatility.

For the time being, we see no reason to veer from our current course. The underlying problems with the state's budget process have yet to be fully resolved. As the next round of budget negotiations looms, we continue to keep a modest exposure to bonds linked directly to the state's credit rating, while looking for opportunities to invest when expected long-term returns are compelling. We have also continued to fund projects such as hospitals, long-term care facilities and real estate developments.

The likelihood of additional interest rate increases adds further uncertainty to the picture. In this environment, we believe it prudent to maintain our cautious stance with an emphasis on higher quality issues and a shorter maturity structure.

Finally, we are pleased to welcome the many new shareholders to The Tax-Exempt Fund of California who have helped the fund's assets grow by nearly 14% in the past six months. We look forward to reporting to you again at the end of the fiscal year.

Thank you for your continued support.

Cordially,

/s/ Paul G. Haaga, Jr.              /s/ Abner D. Goldstine
Paul G. Haaga, Jr.                  Abner D. Goldstine
Chairman of the Board               President

April 13, 2005

For current information about the fund, visit americanfunds.com.

OTHER SHARE CLASS RESULTS

CLASS B, CLASS C AND CLASS F (unaudited)

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Returns for periods ended March 31, 2005 (the most recent calendar quarter):



                                                                                                                 Life
                                                                             1 year           5 years          of class
CLASS B SHARES
Reflecting applicable contingent deferred sales
     charge (CDSC), maximum of 5%, payable only
     if shares are sold within six years of purchase                         -2.89%           +4.83%           +5.20%(1)
Not reflecting CDSC                                                          +2.04%           +5.16%           +5.36%(1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase                          +0.91%              --             +3.93%(2)
Not reflecting CDSC                                                          +1.90%              --             +3.93%(2)

CLASS F SHARES(3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                         +2.65%              --             +4.69%(4)


The fund's investment adviser is waiving a portion of its management fees. Results shown reflect the waiver. Please see the Financial Highlights table on page 20 for details.

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.

(2) Average annual total return from March 19, 2001, when Class C shares were first sold.

(3) These shares are sold without any initial or contingent deferred sales charge.

(4) Average annual total return from March 20, 2001, when Class F shares were first sold.


SUMMARY INVESTMENT PORTFOLIO, February 28, 2005                        unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]

PORTFOLIO QUALITY RATINGS(*)

AAA                                            32.1%
AA                                             16.0%
A                                              11.0%
BBB                                            21.2%
Below investment grade                         17.1%
Cash & equivalents                              2.6%

(*) Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's research analysts.

[end pie chart]


                                                                                                  Principal     Market       Percent
                                                                                                   amount       value        of net
BONDS & notes  - 97.36%                                                                             (000)       (000)        assets

CALIFORNIA  -  90.61%
State issuers  - 27.27%
Econ. Recovery Bonds:
 Series 2004-A, 5.25% 2012                                                                          $ 5,000     $ 5,550
 Series 2004-A, 5.00% 2015                                                                            5,000       5,462
 5.00% 2016-2023                                                                                      5,000       5,325        1.98%
G.O. Bonds:
 5.00% 2013                                                                                           5,000       5,462
 5.00%-5.25% 2015-2017                                                                                4,000       4,348
Various Purpose G.O. Bonds 5.25% 2014                                                                 2,350       2,596         1.50
Various Purpose G.O. Bonds, RADIAN insured, 5.25% 2019                                                5,020       5,495          .67
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
 Series 2003-A1:
 6.25% 2033                                                                                          11,690      11,923
 6.75% 2039                                                                                           3,000       3,143         1.83
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds:
 Series 2002, 5.00% 2016                                                                              5,000       5,421
 5.00% 2012-2015                                                                                      5,200       5,705         1.35
Pollution Control Fncg. Auth., AMT:
 Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-A, MBIA insured, 5.35% 2016              8,000       8,647         1.05
 Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of California, Inc. Project),
  BFI Corp. Guarantee, Series 1996-A, 5.80% 2016                                                      5,000       4,750          .58
Statewide Communities Dev. Auth.:
 Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP):
  Series 1998-A1, AMT, 5.05% 2025 (put 2008)                                                          5,300       5,515
  Series 1998-A3, 5.10% 2025 (put 2010)                                                               6,000       6,314
  Series 1998-A4, 5.25% 2025 (put 2013)                                                               1,500       1,563         1.62
 Hospital Rev. Certs. of  Part. (Cedars-Sinai Medical Center), Series 1992, 6.50% 2012                5,470       6,061          .73
 Certs. of Part. (Internext Group) 5.375% 2017                                                        6,375       6,525          .79
 Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)                                 5,000       4,911          .60
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West), Series
  1999-A, 6.50% 2020                                                                                  5,345       5,957
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), 4.95%-5.25% 2006-2026                3,795       3,976         1.20
Dept. of Water Resources, Power Supply Rev. Bonds:
 Series 2002-A, 6.00% 2013                                                                            4,000       4,643
 5.75%-5.875% 2016-2017                                                                               3,500       3,942         1.04
Other securities                                                                                                101,653        12.33
                                                                                                                224,887        27.27


CITY AND COUNTY ISSUERS  - 63.34%
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps.:
 Rev. Ref. Certs. of Part. (American Baptist Homes of the West Facs. Project),
 5.25%-6.20% 2007-2027                                                                               10,810      10,849         1.32
 Rev. Ref. Certs. of Part. (Episcopal Homes Foundation):
  Series 1998, 5.00% 2009                                                                             4,600       4,799
  5.00% -5.125% 2005-2018                                                                             4,715       4,793         1.16
 Rev. Bonds (San Diego Hospital Association), Series 2001-A:
  5.50% 2009                                                                                          7,100       7,665
  6.125% 2020                                                                                         3,500       3,831         1.39
 Southern California Presbyterian Homes Obligated Group, Rev. Bonds (Redwood Senior
 Homes and Services), Series 2002, 6.125% 2032                                                        4,000       4,232          .51
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-D,
 5.125% 2015                                                                                          4,000       4,350          .53
East Bay Municipal Utility Dist. (Alameda and Contra Costa Counties), Water System
 Subordinated Rev. Bonds, Series 2001, 5.25% 2016                                                     7,000       7,697          .93
City of Folsom, Community Facs. Dist. No. 14, Special Tax Bonds (Parkway Phase II),
 Series 2002, 6.30% 2032                                                                              4,000       4,187          .51
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
 Series 1999, 6.625% 2030                                                                             5,250       5,531          .67
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B,
 6.625% 2025                                                                                          4,500       4,920          .60
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House), Special
 Tax Bonds, Series 2002, 6.375% 2032                                                                  4,500       4,766          .58
City of Long Beach, AMT:
 Harbor Rev. Bonds, Series 2000-A, 5.50% 2009                                                         4,000       4,350          .53
 Harbor Rev. Ref. Bonds, Series 2004-A, FGIC insured, 5.00% 2014                                      5,930       6,416
 Harbor Rev. Bonds, 5.00% 2010                                                                        1,030       1,111
 Harbor Rev. Ref. Bonds, 5.00% 2011-2024                                                              5,800       6,228         1.67
Long Beach Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific Project),
 Series 2001, AMBAC insured, 5.50% 2016                                                               4,380       4,926          .60
City of Los Angeles, Harbor Dept. Rev. Bonds, Series 1996-B, AMT, 6.00% 2013                          5,980       6,283          .76
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2001-A,
 Subseries A-1, 5.25% 2015                                                                            7,500       8,247         1.00
County of Los Angeles:
 Capital Asset Leasing Corp., Certs. of Part. (Marina del Rey), Series 1993-A, 6.50% 2008             4,945       5,001          .61
 Los Angeles Community College Dist., G.O. Bonds, 2001 Election, Series A, 5.50% 2016                 4,500       5,043          .61
 Public Works Fncg. Auth., Gap Loan Receivable Notes:
  Series 2005-A, Citibank, NA letter of credit, 4.00% 2006                                           11,500      11,806
  Series 2005-B, BNP Paribas letter of credit, 4.00% 2006                                             2,000       2,053         1.68
Metropolitan Water Dist. of Southern California:
 Water Rev. Ref. Bonds:
  Series 2001-A, 5.375% 2013                                                                          4,000       4,472
  Series 2004-B, 5.00% 2015                                                                           6,500       7,111
  5.00%-5.25% 2014-2015                                                                               4,075       4,499         1.95
 Waterworks G.O. Ref. Bonds, 5.00%-5.25% 2013-2018                                                    8,830       9,729         1.18
Natomas Unified School Dist., Certs. of Part. (Ref. and 2005 Capital Projects),
 Series 2005-B, AMBAC insured, 5.00% 2035 (put 2010)                                                  4,000       4,326          .52
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds,
 Series 2005-A, 5.20% 2034                                                                            4,950       4,945          .60
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest
 Wastewater Fac.), Series 2005, 5.85% 2035                                                            5,000       5,020          .61
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital
 Improvement Projects), Series A, AMBAC insured:
 5.50% 2015                                                                                           2,000       2,237
 5.50% 2016                                                                                           5,435       6,075         1.01
Tobacco Securitization Auth. of Northern California (Sacramento County), Tobacco
 Settlement Asset-backed Bonds, Series 2001-B, 5.00% 2028                                             4,490       4,273          .52
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026             5,000       5,445          .66
San Joaquin Hills Transportation Corridor Agcy., (Orange County) (escrowed to maturity):
 Junior Lien Toll Road Rev. Bonds, 0% 2011                                                            1,500       1,224
 Senior Lien Toll Road Rev. Bonds, 0% 2014-2023                                                      14,050       7,651         1.08
City of San Jose, Airport Rev. Ref. Bonds, Series 2002-B, AMT, FSA insured, 5.00% 2010                4,015       4,310          .52
South Tahoe Joint Powers Fncg. Auth., Rev. Ref. Bonds (South Tahoe Redev. Project Area
 No. 1), Series 1995-B, 6.25% 2020                                                                    3,250       3,367
South Tahoe Joint Powers Parking Fin. Auth., Parking Rev. Bonds, Series A, 7.00% 2027                 5,500       5,381         1.06
City of Whittier, Health Fac. Rev. Bonds (Presbyterian Intercommunity Hospital),
 Series 2002, 5.75% 2031                                                                              5,000       5,311          .64
Yorba Linda Public Fncg. Auth., Rev. Bonds (Black Gold Golf Course Project), Series
 2000, 7.50% 2030 (preref. 2008)                                                                      5,500       6,394          .77
Other securities                                                                                                301,535        36.56
                                                                                                                522,389        63.34

                                                                                                                747,276        90.61

PUERTO RICO  - 5.35%
Children's Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75%
 2020 (preref. 2010)                                                                                  4,960       5,320          .65
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, (preref. 2012):
 5.25% 2027                                                                                           1,500       1,659
 5.25% 2036                                                                                           7,000       7,741         1.14
Public Fin. Corp. (Commonwealth Appropriation Bonds), Series 2004-A, 5.75% 2027 (put 2012)            5,000       5,561          .67
Public Improvement Ref. G.O. Bonds, Series 1998-B, MBIA insured, 5.75% 2009                           4,575       5,096          .62
Other securities                                                                                                 18,734         2.27
                                                                                                                 44,111         5.35

VIRGIN ISLANDS  - 1.40%
Public Fin. Auth.:
 Rev. Bonds (Matching Fund Loan Notes), Senior Lien, 5.00% 2013                                       1,450       1,561
 Rev. and Ref. Bonds (Matching Fund Loan Notes):
  Senior Lien, 5.20%-5.50% 2005-2011                                                                  7,000       7,327
  Subordinate Lien, 5.75%-6.00% 2006-2013                                                             2,595       2,691         1.40
                                                                                                                 11,579         1.40


TOTAL BONDS & notes (cost: $768,643,000)                                                                        802,966        97.36



                                                                                                  Principal      Market      Percent
                                                                                                   amount        value       of net
SHORT-TERM SECURITIES  - 2.99%                                                                      (000)        (000)       assets


G.O. Bonds, Series 2004-A1, 1.78% 2034 (1)                                                          $ 5,850     $ 5,850         .71%
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds: (1)
 Pacific Gas and Electric Company, Series C, 1.80% 2026 (2)                                           4,920       4,920
 Series 1996-E, 1.77% 2026                                                                            1,200       1,200          .74
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-C4, 1.85% 2022 (1)                     1,900       1,900          .23
Other securities                                                                                                 10,815         1.31

TOTAL SHORT-TERM SECURITIES (cost: $24,685,000)                                                                  24,685         2.99


TOTAL INVESTMENT SECURITIES (cost: $793,328,000)                                                                827,651       100.35
Other assets less liabilities                                                                                    (2,915)       (.35)
NET ASSETS                                                                                                     $824,736      100.00%


 "Other securities" includes all issues that are not required to be disclosed in the summary investment portfolio.

(1) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

(2) This security, or a portion of this security, has been segregated to cover funding requirments on investment transactions settling in the future.

See Notes to Financial Statements

Key to Abbreviations

Agcy. = Agency
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper


FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES                                                                                        unaudited
at February 28, 2005                                                     (dollars and shares in thousands, except per-share amounts)

ASSETS:
 Investment securities at market
  (cost: $793,328)                                                                                                          $827,651
 Cash                                                                                                                             50
 Receivables for:
  Sales of fund's shares                                                                           $1,195
  Interest                                                                                         10,739                     11,934
                                                                                                                             839,635
LIABILITIES:
 Payables for:
  Purchases of investments                                                                         11,358
  Repurchases of fund's shares                                                                      1,950
  Dividends on fund's shares                                                                          903
  Investment advisory services                                                                        221
  Services provided by affiliates                                                                     392
  Deferred Trustees' compensation                                                                      70
  Other fees and expenses                                                                               5                     14,899
NET ASSETS AT FEBRUARY 28, 2005                                                                                             $824,736

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                                                                           $789,093
 Undistributed net investment income                                                                                             598
 Undistributed net realized gain                                                                                                 722
 Net unrealized appreciation                                                                                                  34,323
NET ASSETS AT FEBRUARY 28, 2005                                                                                             $824,736


SHARES OF BENEFICIAL INTEREST ISSUED AND OUTSTANDING - UNLIMITED SHARES AUTHORIZED, 49,356 TOTAL SHARES OUTSTANDING

                  NET ASSETS           SHARES        NET ASSET VALUE
                                    OUTSTANDING        PER SHARE(1)

Class A             $695,766           41,638            $16.71
Class B               23,457            1,404             16.71
Class C               60,535            3,622             16.71
Class F               25,181            1,507             16.71
Class R-5             19,797            1,185             16.71

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.36.


See Notes to Financial Statements


STATEMENT OF OPERATIONS
for the six months ended February 28, 2005                                                                                 unaudited

INVESTMENT INCOME:
 Income:                                                                                                      (dollars in thousands)
  Interest                                                                                                              $17,999

 Fees and expenses:
  Investment advisory services                                                                     $1,372
  Distribution services                                                                             1,229
  Transfer agent services                                                                              61
  Administrative services                                                                              67
  Reports to shareholders                                                                              33
  Registration statement and prospectus                                                                20
  Postage, stationery and supplies                                                                     10
  Trustees' compensation                                                                               26
  Auditing and legal                                                                                   12
  Custodian                                                                                             3
  State and local taxes                                                                                 1
  Other                                                                                                26
  Total expenses before waiver                                                                      2,860
   Waiver of expenses                                                                                  68                      2,792
 Net investment income                                                                                                        15,207

NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS:
 Net realized gain on investments                                                                                                742
 Net unrealized appreciation on investments                                                                                    1,964
  Net realized gain and unrealized appreciation on investments                                                                 2,706
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
                                                                                                                             $17,913
See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS                                                                            (dollars in thousands)

                                                                                               SIX MONTHS                YEAR ENDED
                                                                                           ENDED FEBRUARY 28,            AUGUST 31,
                                                                                                 2005(*)                     2004
OPERATIONS:
 Net investment income                                                                            $15,207                    $28,108
 Net realized gain on investments                                                                     742                        714
 Net unrealized appreciation on investments                                                         1,964                     17,181
  Net increase in net assets results from operations                                               17,913                     46,003

DIVIDENDS AND DISTRIBUTIONS PAID OR ACCRUED TO
 SHAREHOLDERS:
 Dividends from net investment income                                                            (15,254)                   (27,908)
 Distributions from net realized gain on investments                                                (738)                          -
  Total dividends and distributions paid or accrued to shareholders                              (15,992)                   (27,908)

CAPITAL SHARE TRANSACTIONS                                                                         97,068                     74,049

TOTAL INCREASE IN NET ASSETS                                                                       98,989                     92,144

NET ASSETS:
 Beginning of period                                                                              725,747                    633,603
 End of period (including undistributed
  net investment income: $598 and $645, respectively)                                             824,736                   $725,747

(*)Unaudited


See Notes to Financial Statements


Notes to financial statements                                          unaudited


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The American Funds Tax-Exempt Series II (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, The Tax-Exempt Fund of California ("the fund"). The fund seeks a high level of current income exempt from regular federal and California income taxes, with a secondary objective of preservation of capital.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The retirement plan share class (R-5) is sold without any sales charges and does not carry any conversion rights. The fund's share classes are described below:


SHARE CLASS       INITIAL SALES CHARGE        CONTINGENT DEFERRED SALES                CONVERSION FEATURE
                                                CHARGE UPON REDEMPTION

  Class A             Up to 3.75%                None (except 1% for                          None
                                                 certain redemptions
                                                  within one year of
                                                 purchase without an
                                                initial sales charge)

  Class B                 None                 Declines from 5% to zero           Class B converts to Class A
                                                for redemptions within                 after eight years
                                                six years of purchase

  Class C                 None                1% for redemptions within           Class C converts to Class F
                                                 one year of purchase                    after 10 years

  Class F                 None                           None                                 None

 Class R-5                None                           None                                 None





Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Generally, income earned by the fund is exempt from federal income taxes; however, the fund might earn taxable income from the sale of certain securities purchased at a market discount.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; deferred expenses; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of February 28, 2005, the cost of investment securities for federal income tax purposes was $792,676,000.

As of February 28, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):


Undistributed net investment income                                        $919

Undistributed short-term capital gains                                      177

Undistributed long-term capital gains                                       545

Gross unrealized appreciation on investment securities                   36,492

Gross unrealized depreciation on investment securities                  (1,517)

Net unrealized appreciation on investment securities                     34,975


During the six months ended February 28, 2005, the fund realized, on a tax basis, a net capital gain of $742,000.


The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):




                                                   Distributions from           Distributions from         Total distributions
Share class                                      tax-exempt income           long-term capital gains         paid or accrued
Six months ended Februry 28, 2005
Class A                                                      $ 13,265                 $ 628                      $ 13,893
Class B                                                           388                    22                           410
Class C                                                           867                    53                           920
Class F                                                           386                    19                           405
Class R-5                                                         348                    16                           364
Total                                                        $ 15,254                 $ 738                      $ 15,992

Year ended August 31, 2004
Class A                                                      $ 24,597                   $ -                      $ 24,597
Class B                                                           759                     -                           759
Class C                                                         1,481                     -                         1,481
Class F                                                           495                     -                           495
Class R-5                                                         576                     -                           576
Total                                                        $ 27,908                   $ -                      $ 27,908




3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.18% on such assets in excess of $1 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $3,333,333 of the fund's monthly gross income and 2.50% on such income in excess of $3,333,333. During the six months ended February 28, 2005, CRMC reduced investment advisory services fees by $68,000. As a result, the fee shown on the accompanying financial statements of $1,372,000, which was equivalent to an annualized rate of 0.358%, was reduced to $1,304,000, or 0.340% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For Class A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2005, unreimbursed expenses subject to reimbursement totaled $193,000 for Class A.


         SHARE CLASS        CURRENTLY APPROVED LIMITS            PLAN LIMITS

         Class A                      0.25%                         0.25%

         Class B                      1.00                          1.00

         Class C                      1.00                          1.00

         Class F                      0.25                          0.50


         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.


         Expenses under the agreements described on the previous page for the six months ended February 28, 2005, were as follows (dollars in thousands):


           SHARE CLASS        DISTRIBUTION          TRANSFER AGENT                 ADMINISTRATIVE SERVICES
                                SERVICES              SERVICES
                                                                          CRMC ADMINISTRATIVE           TRANSFER AGENT
                                                                               SERVICES                    SERVICES

             Class A              $816                    $58                Not applicable             Not applicable

             Class B               116                      3                Not applicable             Not applicable

             Class C               272                Included                 $41                           $2
                                                         in
                                                   administrative
                                                       services


             Class F                25                Included                  15                            1
                                                         in
                                                   administrative
                                                      services

            Class R-5        Not applicable          Included                    8                           -(*)
                                                         in
                                                   administrative
                                                      services

             Total              $1,229                   $61                   $64                           $3

           (*) Amount less than one thousand.


DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' compensation of $26,000, shown on the accompanying financial statements, includes $18,000 in current fees (either paid in cash or deferred) and a net increase of $8,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):



                                                                    REINVESTMENTS OF
                                                                     DIVIDENDS  AND
SHARE CLASS                                    SALES(1)               DISTRIBUTIONS
                                         AMOUNT      SHARES        AMOUNT       SHARES
Six months ended February 28, 2005
Class A                                   $107,978      6,455       $ 9,596       574
Class B                                      1,133         68           271        16
Class C                                     13,728        821           633        38
Class F                                     11,187        668           313        19
Class R-5                                    6,532        390            98         6
Total net increase
   (decrease)                             $140,558      8,402      $ 10,911       653

Year ended August 31, 2004
Class A                                   $153,533      9,273      $ 16,910     1,021
Class B                                      4,722        285           531        32
Class C                                     20,783      1,252         1,072        65
Class F                                     11,483        693           377        23
Class R-5                                    3,157        191            66         4
Total net increase
   (decrease)                             $193,678     11,694      $ 18,956     1,145



SHARE CLASS                                 REPURCHASES(1)             NET INCREASE
                                        AMOUNT         SHARES       AMOUNT       SHARES
Six months ended February 28, 2005
Class A                                 $ (45,517)    (2,722)      $ 72,057     4,307
Class B                                    (1,401)       (84)             3         -(*)
Class C                                    (3,336)      (200)        11,025       659
Class F                                    (2,665)      (159)         8,835       528
Class R-5                                  (1,482)       (88)         5,148       308
Total net increase
   (decrease)                           $ (54,401)    (3,253)      $ 97,068     5,802

Year ended August 31, 2004
Class A                                $ (117,049)    (7,090)      $ 53,394     3,204
Class B                                    (2,976)      (179)         2,277       138
Class C                                   (11,814)      (715)        10,041       602
Class F                                    (5,358)      (325)         6,502       391
Class R-5                                  (1,388)       (83)         1,835       112
Total net increase
   (decrease)                          $ (138,585)    (8,392)      $ 74,049     4,447



(*) Amount less than one thousand.

(1) Includes exchanges between share classes of the fund.



5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $146,007,000 and $32,009,000, respectively, during the six months ended February 28, 2005.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended February 28, 2005, the custodian fee of $3,000, shown on the accompanying financial statements, includes $142 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS(1)

                                                                                      INCOME FROM INVESTMENT OPERATIONS(2)
                                                                                                       NET
                                                     NET ASSET                                    GAINS (LOSSES)
                                                       VALUE,                    NET              ON SECURITIES           TOTAL FROM
                                                     BEGINNING               INVESTMENT           (BOTH REALIZED          INVESTMENT
                                                     OF PERIOD                 INCOME            AND UNREALIZED)          OPERATIONS
CLASS A:
 Six months ended 2/28/2005(5)                         $16.66                   $.34                   $.07                  $.41
 Year ended 8/31/2004                                   16.20                    .69                   .46                   1.15
 Year ended 8/31/2003                                   16.54                    .69                  (.34)                  .35
 Year ended 8/31/2002                                   16.56                    .70                   .04                   .74
 Year ended 8/31/2001                                   16.00                    .74                   .63                   1.37
 Year ended 8/31/2000                                   15.72                    .74                   .31                   1.05
CLASS B:
 Six months ended 2/28/2005(5)                          16.66                    .27                   .07                   .34
 Year ended 8/31/2004                                   16.20                    .57                   .46                   1.03
 Year ended 8/31/2003                                   16.54                    .57                  (.34)                  .23
 Year ended 8/31/2002                                   16.56                    .58                   .04                   .62
 Year ended 8/31/2001                                   16.00                    .62                   .63                   1.25
 Period from 3/15/2000 to 8/31/2000                     15.38                    .24                   .67                   .91
CLASS C:
 Six months ended 2/28/2005(5)                          16.66                    .26                   .07                   .33
 Year ended 8/31/2004                                   16.20                    .55                   .46                   1.01
 Year ended 8/31/2003                                   16.54                    .55                  (.34)                  .21
 Year ended 8/31/2002                                   16.56                    .56                   .04                   .60
 Period from 3/19/2001 to 8/31/2001                     16.27                    .25                   .29                   .54
CLASS F:
 Six months ended 2/28/2005(5)                          16.66                    .32                   .07                   .39
 Year ended 8/31/2004                                   16.20                    .67                   .46                   1.13
 Year ended 8/31/2003                                   16.54                    .67                  (.34)                  .33
 Year ended 8/31/2002                                   16.56                    .67                   .04                   .71
 Period from 3/20/2001 to 8/31/2001                     16.27                    .29                   .29                   .58
CLASS R-5:
 Six months ended 2/28/2005(5)                          16.66                    .35                   .07                   .42
 Year ended 8/31/2004                                   16.20                    .72                   .46                   1.18
 Year ended 8/31/2003                                   16.54                    .72                  (.34)                  .38
 Period from 7/15/2002 to 8/31/2002                     16.39                    .09                   .15                   .24





                                                             DIVIDENDS AND DISTRIBUTIONS

                                                  DIVIDENDS
                                                  (FROM NET         DISTRIBUTIONS           TOTAL          NET ASSET
                                                 INVESTMENT         (FROM CAPITAL       DIVIDENDS AND      VALUE, END       TOTAL
                                                   INCOME)      GAINS) DISTRIBUTIONS                       OF PERIOD       RETURN(3

CLASS A:
 Six months ended 2/28/2005(5)                     ($.34)              ($.02)               ($.36)           $16.71         2.44%
 Year ended 8/31/2004                               (.69)                 -                 (.69)             16.66         7.22
 Year ended 8/31/2003                               (.69)                 -                 (.69)             16.20         2.12
 Year ended 8/31/2002                               (.70)               (.06)               (.76)             16.54         4.66
 Year ended 8/31/2001                               (.76)               (.05)               (.81)             16.56         8.83
 Year ended 8/31/2000                               (.74)               (.03)               (.77)             16.00         6.98
CLASS B:
 Six months ended 2/28/2005(5)                      (.27)               (.02)               (.29)             16.71         2.06
 Year ended 8/31/2004                               (.57)                 -                 (.57)             16.66         6.45
 Year ended 8/31/2003                               (.57)                 -                 (.57)             16.20         1.36
 Year ended 8/31/2002                               (.58)               (.06)               (.64)             16.54         3.88
 Year ended 8/31/2001                               (.64)               (.05)               (.69)             16.56         8.04
 Period from 3/15/2000 to 8/31/2000                 (.29)                 -                 (.29)             16.00         5.99
CLASS C:
 Six months ended 2/28/2005(5)                      (.26)               (.02)               (.28)             16.71         2.00
 Year ended 8/31/2004                               (.55)                 -                 (.55)             16.66         6.30
 Year ended 8/31/2003                               (.55)                 -                 (.55)             16.20         1.22
 Year ended 8/31/2002                               (.56)               (.06)               (.62)             16.54         3.73
 Period from 3/19/2001 to 8/31/2001                 (.25)                 -                 (.25)             16.56         3.34
CLASS F:
 Six months ended 2/28/2005(5)                      (.32)               (.02)               (.34)             16.71         2.37
 Year ended 8/31/2004                               (.67)                 -                 (.67)             16.66         7.07
 Year ended 8/31/2003                               (.67)                 -                 (.67)             16.20         1.97
 Year ended 8/31/2002                               (.67)               (.06)               (.73)             16.54         4.47
 Period from 3/20/2001 to 8/31/2001                 (.29)                 -                 (.29)             16.56         3.65
CLASS R-5:
 Six months ended 2/28/2005(5)                      (.35)               (.02)               (.37)             16.71         2.53
 Year ended 8/31/2004                               (.72)                 -                 (.72)             16.66         7.40
 Year ended 8/31/2003                               (.72)                 -                 (.72)             16.20         2.29
 Period from 7/15/2002 to 8/31/2002                 (.09)                 -                 (.09)             16.54         1.47





                                                                     RATIO OF EXPENSES        RATIO OF EXPENSES
                                                                         TO AVERAGE               TO AVERAGE            RATIO OF
                                                  NET ASSETS,            NET ASSETS               NET ASSETS           NET INCOME
                                                 END OF PERIOD             BEFORE                   AFTER              TO AVERAGE
                                                 (IN MILLIONS)            WAIVERS                  WAIVERS(4)           NET ASSETS
CLASS A:
 Six months ended 2/28/2005(5)                       $696                   .67%(6)                  .65%(6)              4.05%(6)
 Year ended 8/31/2004                                 622                   .70                      .70                  4.21
 Year ended 8/31/2003                                 553                   .68                      .68                  4.19
 Year ended 8/31/2002                                 542                   .68                      .68                  4.34
 Year ended 8/31/2001                                 470                   .69                      .69                  4.62
 Year ended 8/31/2000                                 394                   .72                      .72                  4.78
CLASS B:
 Six months ended 2/28/2005(5)                         23                   1.43(6)                  1.41(6)              3.29(6)
 Year ended 8/31/2004                                  24                   1.45                     1.45                 3.46
 Year ended 8/31/2003                                  21                   1.43                     1.43                 3.32
 Year ended 8/31/2002                                  14                   1.42                     1.42                 3.53
 Year ended 8/31/2001                                  4                    1.43                     1.43                 3.80
 Period from 3/15/2000 to 8/31/2000                    1                     .67                      .67                 1.77
CLASS C:
 Six months ended 2/28/2005(5)                         61                   1.56(6)                  1.55(6)              3.14(6)
 Year ended 8/31/2004                                  49                   1.58                     1.58                 3.31
 Year ended 8/31/2003                                  38                   1.56                     1.56                 3.27
 Year ended 8/31/2002                                  21                   1.55                     1.55                 3.37
 Period from 3/19/2001 to 8/31/2001                    3                     .73                      .73                 1.55
CLASS F:
 Six months ended 2/28/2005(5)                         25                   .81(6)                   .79(6)               3.88(6)
 Year ended 8/31/2004                                  16                   .83                      .83                  4.04
 Year ended 8/31/2003                                  10                   .82                      .82                  4.03
 Year ended 8/31/2002                                  7                    .83                      .83                  4.14
 Period from 3/20/2001 to 8/31/2001                    1                    .42                      .42                  1.86
CLASS R-5:
 Six months ended 2/28/2005(5)                         20                   .50(6)                   .48(6)               4.23(6)
 Year ended 8/31/2004                                  15                   .53                      .53                  4.38
 Year ended 8/31/2003                                  12                   .51                      .51                  4.37
 Period from 7/15/2002 to 8/31/2002                    25                   .06                      .06                   .55





                                                        SIX MONTHS ENDED
                                                           FEBRUARY 28,                     YEAR ENDED AUGUST 31
                                                              2005(5)         2004        2003       2002       2001       2000

Portfolio turnover rate for all classes of shares               4%             8%          16%        11%        27%        42%



(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

(2)  Based on average shares outstanding.

(3) Total returns exclude all sales charges, including contingent deferred sales charges.

(4) The ratios in this column reflect the impact, if any, of certain waivers from CRMC. During the six months ended 2/28/2005, CRMC reduced fees for investment advisory services for all share classes.

(5)  Unaudited.

(6)  Annualized.


See Notes to Financial Statements


EXPENSE EXAMPLE (UNAUDITED)
As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2004 through February 28, 2005).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                             Beginning           Ending        Expenses        Annualized
                                              account            account         paid           expense
                                               value              value         during           ratio
                                              9/1/2004          2/28/2005      period(1)



Class A -- actual return                     $1,000.00          $1,024.44       $3.26            .65%

Class A -- assumed 5% return                  1,000.00           1,021.57        3.26            .65


Class B -- actual return                      1,000.00           1,020.65        7.06           1.41


Class B -- assumed 5% return                  1,000.00           1,017.80        7.05           1.41


Class C -- actual return                      1,000.00           1,020.01        7.76           1.55


Class C -- assumed 5% return                  1,000.00           1,017.11        7.75           1.55


Class F -- actual return                      1,000.00           1,023.70        3.96            .79


Class F -- assumed 5% return                  1,000.00           1,020.88        3.96            .79


Class R-5 -- actual return                    1,000.00           1,025.26        2.41            .48


Class R-5 -- assumed 5% return                1,000.00           1,022.41        2.41            .48



(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).




OFFICES OF THE FUND AND
OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company (Please
write to the address nearest you.)

P.O. Box 25065 Santa Ana, CA 92799-5065

P.O. Box 659522 San Antonio, TX 78265-9522

P.O. Box 6007 Indianapolis, IN 46206-6007

P.O. Box 2280 Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in The Tax-Exempt Fund of California. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.76 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.90 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.14 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE FREE OF CHARGE ON THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) WEBSITE AT WWW.SEC.GOV, ON THE AMERICAN FUNDS WEBSITE OR UPON REQUEST BY CALLING AFS. THE FUND'S PROXY VOTING RECORD FOR THE 12 MONTHS ENDED JUNE 30, 2004, IS ALSO AVAILABLE ON THE SEC AND AMERICAN FUNDS WEBSITES.

A complete February 28, 2005, portfolio of The Tax-Exempt Fund of California's investments is available free of charge on the SEC website or upon request by calling AFS.

The Tax-Exempt Fund of California files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of The Tax-Exempt Fund of California, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - AMERICAN FUNDS(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 30 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. More than half of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
   Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income Trust(SM)
   The Bond Fund of America(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
>  The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America(SM)
   The U.S. Treasury Money Fund of America(SM)

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-920-0405P

Litho in USA RCG/INS/8096-S1948

Printed on recycled paper



ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Schedule of Investments

[logo - AMERICAN FUNDS (r)]




THE TAX-EXEMPT FUND OF CALIFORNIA
INVESTMENT PORTFOLIO
February 28, 2005                                                                                                          unaudited

                                                                                                   Principal amount     Market value
Bonds & notes -- 97.36%                                                                                       (000)            (000)

CALIFORNIA -- 90.61%
State issuers -- 27.27%
CSUCI Fin. Auth., Rev. Bonds (Rental Housing and Town Center), Series 2004-A,
  2.50% 2044 (put 2007)                                                                                    $  2,250         $  2,243
Econ. Recovery Bonds, Series 2004-A, 5.25% 2012                                                               5,000            5,550
Econ. Recovery Bonds, Series 2004-A, 5.00% 2015                                                               5,000            5,462
Econ. Recovery Bonds, Series 2004-A, 5.00% 2016                                                               2,000            2,157
Econ. Recovery Bonds, Series 2004-B-2, 5.00% 2023 (put 2007)                                                  2,000            2,103
Econ. Recovery Bonds, Series 2004-B-4, 5.00% 2023 (put 2008)                                                  1,000            1,065
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 1996,
  MBIA insured, 5.70% 2011                                                                                    1,190            1,363
Educational Facs. Auth., Rev. Ref. Bonds (Stanford University), Series R, 5.00% 2021                          1,000            1,064
G.O. Bonds, XLCA-ICR insured, 5.00% 2014                                                                      2,000            2,148
G.O. Bonds 5.00% 2013                                                                                         5,000            5,462
G.O. Bonds 5.25% 2015                                                                                         2,000            2,193
G.O. Bonds 5.25% 2016                                                                                         1,000            1,092
G.O. Bonds 5.00% 2017                                                                                         1,000            1,063
Various Purpose G.O. Bonds 5.25% 2014                                                                         2,350            2,596
Various Purpose G.O. Bonds, RADIAN insured, 5.25% 2019                                                        5,020            5,495
Veterans G.O. Bonds, Series BG, 4.95% 2010                                                                    1,175            1,245
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
  Series 2003-A1, 6.25% 2033                                                                                 11,690           11,923
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
  Series 2003-A1, 6.75% 2039                                                                                  3,000            3,143
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2003-A,
  5.00% 2017                                                                                                  1,000            1,046
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A,
  5.00% 2006                                                                                                    630              647
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A,
  5.00% 2006 (escrowed to maturity)                                                                             870              897
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A,
  5.00% 2007                                                                                                    425              443
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A,
  5.00% 2007 (escrowed to maturity)                                                                             575              604
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A,
  5.25% 2008                                                                                                    740              783
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A,
  5.25% 2008 (escrowed to maturity)                                                                           1,010            1,086
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-I,
  4.95% 2026 (put 2014)                                                                                       2,000            2,103
Health Facs. Fncg. Auth., Rev. Bonds (Downey Community Hospital), Series 1993,
  5.625% 2008                                                                                                 2,000            1,996
Health Facs. Fncg. Auth., Rev. Bonds (Downey Community Hospital), Series 1993,
  5.75% 2015                                                                                                  1,095            1,075
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 1998-B, 5.25% 2013                           2,000            2,172
Health Facs. Fncg. Auth., Rev. Bonds (Little Co. of Mary Health Services), Series
  1998, AMBAC insured, 5.00% 2010                                                                             2,170            2,343
Health Facs. Fncg. Auth., Rev. Bonds (Little Co. of Mary Health Services), Series
  1998, AMBAC insured, 5.00% 2013                                                                             1,125            1,217
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Hospital and Clinics), Series
  2003-A, 5.00% 2011                                                                                          1,460            1,576
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Hospital and Clinics), Series
  2003-A, 5.00% 2017                                                                                          3,680            3,880
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1995-B-2, AMT, AMBAC
  insured, 5.70% 2007                                                                                           420              432
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-B-3, Class III, AMT,
  MBIA insured, 5.10% 2012                                                                                      235              240
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 1997-C-1, Class III,
  MBIA insured, 5.05% 2011                                                                                      410              414
Infrastructure and Econ. Dev. Bank, Bay Area Toll Bridges Seismic Retrofit First Lien Rev. Bonds,
     Series 2003-A, FSA insured, 5.25% 2014                                                                   1,500            1,672
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds,
  Series 2002, 5.00% 2012                                                                                     1,000            1,108
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds,
Series 2002, 5.00% 2014                                                                                       2,200            2,416
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds,
Series 2002, 5.00% 2015                                                                                       2,000            2,181
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds,
Series 2002, 5.00% 2016                                                                                       5,000            5,421
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.),
     Series 1996-A, AMT, MBIA insured, 5.35% 2016                                                            $8,000           $8,647
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris
  Industries of California, Inc. Project), BFI Corp. Guarantee, Series 1996-A,
  AMT, 5.80% 2016                                                                                             5,000            4,750
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management,
  Inc. Project), Series 2001-A, AMT, 5.125% 2031 (put 2014)                                                   2,000            2,078
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (USA Waste
  Services, Inc. Project), Series 1998-A, AMT, 5.10% 2018 (put 2008)                                          4,000            4,171
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Imperial
  County), Series 1991-A, 6.50% 2017                                                                          1,000            1,184
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern
  County at Delano II), Series 2003-C, 5.50% 2013                                                             1,000            1,126
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern
  County at Delano II), Series 2003-C, 5.50% 2022                                                             1,000            1,099
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison-Lassen
  County, Susanville), Series 1993-D, FSA insured, 5.25% 2015                                                 3,000            3,356
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital),
Series 2004-A, 5.00% 2010                                                                                     1,000            1,082
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital),
Series 2004-A, 5.00% 2011                                                                                     2,445            2,654
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital),
Series 2004-A, 5.25% 2013                                                                                     1,000            1,108
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital),
Series 2004-A, 5.50% 2016                                                                                     2,000            2,242
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various
University of California Projects), Series 2004-F, 5.00% 2016                                                 2,500            2,706
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various
University of California Projects), Series 2004-F, 5.00% 2020                                                 1,500            1,596
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, State Prison-Monterey
County), Series 1998-C, 5.25% 2007                                                                            2,000            2,120
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, State Prison-Lassen
County, Susanville), Series 2004-E, XLCA insured, 5.00% 2015                                                  2,500            2,713
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons),
     Series 1993-A, AMBAC insured, 5.25% 2013                                                                 1,000            1,123
Rural Home Mortgage Fin. Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed
Securities Program), Series 1995-B, AMT, 7.75% 2026                                                               5                5
Rural Home Mortgage Fin. Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed
Securities Program), Series 1996-A, AMT, 7.75% 2027(1)                                                           35               35
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment
  Communities, LP), Series 1998-A1, AMT, 5.05% 2025 (put 2008)                                                5,300            5,515
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment
  Communities, LP), Series 1998-A3, 5.10% 2025 (put 2010)                                                     6,000            6,314
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment
  Communities, LP), Series 1998-A4, 5.25% 2025 (put 2013)                                                     1,500            1,563
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West), Series
  1999-A, 6.50% 2020                                                                                          5,345            5,957
Statewide Communities Dev. Auth., Certs. of Part. (Citrus Valley Health Partners,
  Inc.), MBIA insured, 5.50% 2011                                                                             1,000            1,123
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017                              6,375            6,525
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Community Hospital of
  the Monterey Peninsula), Series 2003-B, FSA insured, 5.00% 2011                                             1,580            1,731
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Community Hospital of
  the Monterey Peninsula), Series 2003-B, FSA insured, 5.25% 2018                                             2,500            2,721
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Community Hospital of
  the Monterey Peninsula), Series 2003-B, FSA insured, 5.25% 2023                                               500              535
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services),
  Series 2003-A, 6.00% 2014                                                                                   2,000            2,277
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services),
  Series 2003-A, 6.00% 2016                                                                                   2,000            2,277
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services),
  Series 2003-A, 6.00% 2023                                                                                   3,000            3,416
Statewide Communities Dev. Auth., Hospital Rev. Certs. of Part. (Cedars-Sinai
  Medical Center), Series 1992, 6.50% 2012                                                                    5,470            6,061
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish
  Home for the Aging), Series 2003, 5.00% 2011                                                                1,000            1,076
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish
  Home for the Aging), Series 2003, 5.25% 2023                                                                2,000            2,120
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity
  Residential/Ashton Apartments), Issue 1999-C, 5.20% 2029 (put 2009)                                         1,000            1,065
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds
  (Equity Residential/Parkview Terrace Club Apartments), Issue 1999-B, 5.20% 2029 (put 2009)                  3,100            3,300
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity
  Residential/Skylark Apartments), Issue 1999-D, 5.20% 2029 (put 2009)                                        1,440            1,533
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System),
  Series 2005-A, 5.00% 2039                                                                                   1,100            1,106
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System),
  Series 2005-G, 5.25% 2012                                                                                   2,400            2,601
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I,
  3.45% 2035 (put 2011)                                                                                       5,000            4,911
Statewide Communities Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste
  Management, Inc. Project), Series 2001, AMT, 2.90% 2011 (put 2007)                                          2,000            1,972
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2013                                  4,000            4,643
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.875% 2016                                 1,000            1,134
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017                                  2,500            2,808
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2015                   2,000            2,259
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2016                   1,000            1,129
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, MBIA insured, 5.50% 2011                    1,000            1,124
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, XLCA insured, 5.375% 2017                   3,000            3,332
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), 5.50% 2017                        1,665            1,871
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series W,
  5.50% 2017 (preref. 2011)                                                                                     335              380
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series X,
  FGIC insured, 5.50% 2016                                                                                    3,100            3,594
                                                                                                                             224,887

City and county issuers -- 63.34%
Alameda County Joint Powers Auth., Lease Rev. Bonds (Juvenile Justice Fac.),
  Series 2004-D, XLCA insured, 5.125% 2012                                                                    2,500            2,763
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project),
  Senior Lease Rev. Bonds, Series 1997-A, FSA insured, 6.00% 2024                                             1,500            1,821
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project),
  Subordinate Lease Rev. Bonds, Series 1997-C, FSA insured, 0% 2022                                           2,000              856
City of Antioch, Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Subordinated
  Series B, 5.70% 2010                                                                                        1,285            1,389
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Certs. of
  Part. (Stanford University Hospital), Series 1993, 5.75% 2005 (escrowed to maturity)                        1,240            1,269
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Certs. of
  Part. (Stanford University Hospital), Series 1993, 5.50% 2013 (preref. 2005)                                1,500            1,527
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Multi-family
  Housing Rev. Ref. Bonds (Archstone/Redwood Shores Apartments), Series 2000-A, 5.30% 2008                    1,000            1,064
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Multi-family
  Housing Rev. Ref. Bonds (United Dominion/2000 Post Apartments), Series 2000-B,
  6.25% 2030 (put 2008)                                                                                       2,000            2,172
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
  (San Diego Hospital Association), Series 2001-A, 5.50% 2009                                                 7,100            7,665
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
  (San Diego Hospital Association), Series 2001-A, 6.125% 2020                                                3,500            3,831
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
  Certs. of Part.(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.25% 2007                  435              447
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
  Certs. of Part.(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.75% 2017                1,500            1,502
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
  Certs. of Part.(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.85% 2027                1,000              959
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
  Certs. of Part.(American Baptist Homes of the West Facs. Project), Series 1997-A, 6.20% 2027                4,170            4,177
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
  Certs. of Part.(American Baptist Homes of the West Facs. Project), Series 1998-A, 6.10% 2017                3,705            3,764
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
  Certs. of Part.(Episcopal Homes Foundation), Series 1998, 5.00% 2005                                        1,500            1,509
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
  Certs. of Part.(Episcopal Homes Foundation), Series 1998, 5.00% 2009                                        4,600            4,799
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
  Certs. of Part.(Episcopal Homes Foundation), Series 1998, 5.125% 2013                                       1,000            1,034
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref.
  Certs. of Part.(Episcopal Homes Foundation), Series 1998, 5.125% 2018                                      $2,215           $2,250
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps.,
     Southern California Presbyterian Homes Obligated Group,
     Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022                                  1,750            1,864
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps.,
     Southern California Presbyterian Homes Obligated Group,
     Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032                                 4,000            4,232
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-D,
  5.125% 2015                                                                                                 4,000            4,350
Beverly Hills Unified School Dist. (Los Angeles County), Election of 2002 G.O.
  Bonds, Series A, 5.375% 2017                                                                                1,000            1,113
Beverly Hills Unified School Dist. (Los Angeles County), Election of 2002 G.O.
  Bonds, Series A, 5.00% 2022                                                                                 1,500            1,588
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed
  Bonds, Series 2002, 5.75% 2029                                                                              2,115            2,093
Calleguas - Las Virgenes Public Fncg. Auth., Rev. Ref. Bonds (Calleguas Municipal
  Water Dist. Project), Series 2003-B, MBIA insured, 5.25% 2020                                               1,565            1,711
City of Carlsbad, Assessment Dist. No. 2002-01 (Poinsettia Lane East), Limited
  Obligation Improvement Bonds, Series 2005-A, 5.00% 2022                                                     1,000              994
City of Carlsbad, Assessment Dist. No. 2002-01 (Poinsettia Lane East), Limited
  Obligation Improvement Bonds, Series 2005-A, 5.20% 2035                                                     2,720            2,697
City of Cathedral City, Community Facs. Dist. No. 2000-1, Special Tax Bonds, 6.625% 2023                        815              882
City of Cathedral City, Community Facs. Dist. No. 2000-1, Special Tax Bonds, 6.70% 2030                       3,750            4,121
Central Valley Fncg. Auth., Cogeneration Project Rev. Bonds (Carson Ice-Gen Project),
  Series 1993, 6.00% 2009                                                                                       280              289
Central Valley School Districts Fncg. Auth., Rev. Bonds (School Dist. G.O. Bond
  Ref. Program), Series 1998-A, MBIA insured, 6.25% 2011                                                      1,000            1,163
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
     Series A, AMBAC insured, 5.00% 2017                                                                      1,000            1,103
Chaffey Community College Dist., San Bernardino County, G.O. Bonds, Series 2002-A,
  FSA insured, 5.25% 2016                                                                                     1,620            1,795
City of Chino Hills, Community Facs. Dist. No. 10 (Fairfield Ranch), Special Tax
  Bonds, 6.95% 2030                                                                                           2,000            2,146
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.),
  Series 1997-A, AMT, 4.90% 2023                                                                              2,000            2,016
City of Commerce Community Dev. Commission, Subordinate Lien Tax Allocation Ref.
  Bonds (Redev. Project No. 1), Series 1997-B, 5.50% 2008                                                     1,000            1,065
East Bay Municipal Utility Dist. (Alameda and Contra Costa Counties), Water System
  Subordinated Rev. Bonds, Series 2001, 5.25% 2016                                                            7,000            7,697
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special
  Tax Bonds, Series 1999, 6.125% 2016                                                                           995            1,065
Elsinore Valley Municipal Water Dist. (Riverside County), Ref. Certs. of Part.,
  Series 2002, FGIC insured, 5.375% 2015                                                                      2,125            2,396
Elsinore Valley Municipal Water Dist. (Riverside County), Ref. Certs. of Part.,
  Series 2002, FGIC insured, 5.375% 2017                                                                      3,385            3,847
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 6.20% 2011                      1,475            1,587
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024                      1,000            1,075
City of Folsom, Community Facs. Dist. No. 14, Special Tax Bonds (Parkway Phase II),
  Series 2002, 6.30% 2032                                                                                     4,000            4,187
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
  Series 1999, 6.50% 2015                                                                                     1,105            1,187
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
  Series 1999, 6.625% 2030                                                                                    5,250            5,531
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax
  Bonds, Series 2004, 6.00% 2034                                                                              4,000            4,074
Foothill-De Anza Community College Dist. (Santa Clara County), Election of 1999
  G.O. Bonds, Series B, 5.25% 2017                                                                            3,085            3,413
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Bonds, Series 1995-A,
  6.00% 2016 (preref. 2010)                                                                                   1,000            1,139
City of Fullerton, Community Facs. Dist. No.1 (Amerige Heights), Special Tax Bonds,
  Series 2002, 6.10% 2022                                                                                     1,000            1,044
City of Fullerton, Community Facs. Dist. No.1 (Amerige Heights), Special Tax Bonds,
  Series 2002, 6.20% 2032                                                                                     2,500            2,589
Fullerton School Dist. (Orange County), 2002 Election G.O. Bonds, Series A, FGIC
  insured, 5.375% 2017                                                                                        2,340            2,603
Community Facs. Dist. No. 2001-1, Fullerton School Dist., 2001 Special Tax Bonds,
  6.375% 2031                                                                                                 3,000            3,271
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 1998, MBIA insured, 5.00% 2018             2,000            2,136
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Hermosa Beach,
  Marineland Mobile Home Park),
     Series 2004-A, 6.375% 2039                                                                               3,935            4,126
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds,
  Group Three, 5.55% 2026                                                                                     1,995            2,002
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds,
  Group Two, 5.10% 2016                                                                                       1,730            1,783
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds,
  Group Two, 5.60% 2022                                                                                       2,500            2,581
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds,
  Group Two, 5.70% 2026                                                                                       2,750            2,827
Joint Powers Health Fncg. Auth., Certs. of Part. (Community Hospitals of Central
  California Project), Series 2000, 6.00% 2020                                                                1,000            1,055
Joint Powers Health Fncg. Auth., Certs. of Part. (Community Hospitals of Central
  California Project), Series 2001, 6.00% 2015                                                                1,000            1,080
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B,
  6.625% 2025                                                                                                 4,500            4,920
City of Lake Elsinore, Community Facs. Dist. No. 2003-2 (Canyon Hills), Special
  Tax Bonds, Series 2004-A, 5.95% 2034                                                                        2,500            2,520
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House), Special
  Tax Bonds, Series 2002, 6.375% 2032                                                                         4,500            4,766
Lancaster Redev. Agcy., Combined Redev. Project Areas (Housing Programs), Tax Allocation
  Ref. Bonds, Series 2003, MBIA insured, 5.25% 2018                                                           1,935            2,181
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds,
  Series 2003, 6.00% 2033                                                                                     1,780            1,844
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
     Series 2003-A, 6.125% 2033                                                                               4,000            4,139
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
     Series 2004, 6.00% 2034                                                                                  2,750            2,827
Long Beach Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2001,
     AMBAC insured, 5.50% 2016                                                                                4,380            4,926
City of Long Beach, Fncg. Auth. Rev. Bonds, Series 1992, AMBAC insured, 6.00% 2017                              750              882
City of Long Beach, Harbor Rev. Bonds, Series 2000-A, AMT, 5.50% 2009                                         4,000            4,350
City of Long Beach, Harbor Rev. Bonds, Series 2000-A, AMT, 5.75% 2013                                         2,500            2,776
City of Long Beach, Harbor Rev. Bonds, Series 2002-B, AMT, MBIA insured, 5.00% 2010                           1,030            1,111
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2011                      2,800            3,027
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2014                      5,930            6,416
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2015                      1,000            1,073
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, MBIA insured, 5.00% 2015                      1,000            1,085
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, MBIA insured, 5.00% 2024                      1,000            1,043
Los Altos School Dist. (County of Santa Clara), Election of 1998 G.O. Bonds, Series B, 5.00% 2015             1,000            1,082
City of Los Angeles, Harbor Dept. Rev. Bonds, Issue 1988, 7.60% 2018 (escrowed to maturity)                   1,685            2,128
City of Los Angeles, Harbor Dept. Rev. Bonds, Series 1996-B, AMT, 6.00% 2013                                  5,980            6,283
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized -- Ridgecroft
  Apartments Project), Series 1997-E, AMT, 6.125% 2027                                                        2,005            2,080
City of Los Angeles, State Building Auth., Lease Rev. Bonds (Dept. of General Services
  Lease), Series 1999-A, 5.40% 2015                                                                           1,000            1,074
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2001-A,
  Subseries A-1, 5.25% 2015                                                                                   7,500            8,247
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2001-A, 5.125% 2032            1,000            1,035
County of Los Angeles, Capital Asset Leasing Corp., Certs. of Part. (Marina del Rey),
  Series 1993-A, 6.50% 2008                                                                                   4,945            5,001
County of Los Angeles, Certs. of Part. (1993 Disney Parking Project), AMBAC insured, 0% 2014                  3,000            2,025
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election,
  Series A, 5.50% 2016                                                                                        4,500            5,043
County of Los Angeles, Metropolitan Transportation Auth., Proposition A First Tier Senior,
  Sales Tax Rev. Ref. Bonds, Series 2001-B, FSA insured, 5.25% 2017                                           3,530            3,894
County of Los Angeles, Public Works Fncg. Auth., Gap Loan Receivable Notes, Series 2005-A,
     Citibank, NA letter of credit, 4.00% 2006                                                               11,500           11,806
County of Los Angeles, Public Works Fncg. Auth., Gap Loan Receivable Notes, Series 2005-B,
     BNP Paribas letter of credit, 4.00% 2006                                                                 2,000            2,053
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
     Series 2003-A, MBIA insured, 5.375% 2016                                                                 1,000            1,118
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
     Series 2003-A, MBIA insured, 5.375% 2017                                                                 1,000            1,116
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Ref. Bonds, Series
  2002, MBIA insured, 5.75% 2015                                                                              1,000            1,170
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Ref. Bonds, Series
  2004-A-2, FGIC insured, 5.00% 2016                                                                          1,000            1,091
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Ref. Bonds, Series
  2004-A-2, FGIC insured, 5.00% 2018                                                                          1,000            1,080
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 1997-A,
  5.00% 2026 (preref. 2008)                                                                                     910              978
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 1997-A,
  5.00% 2026 (preref. 2008)                                                                                   1,055            1,134
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2001-A,
  5.375% 2013                                                                                                 4,000            4,472
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2003-A,
  5.00% 2014                                                                                                  1,000            1,103
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2003-A,
  5.25% 2015                                                                                                  3,075            3,396
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2004-B,
  5.00% 2015                                                                                                  6,500            7,111
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series
  2001-B, 5.25% 2016                                                                                          3,530            3,884
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series
  2001-B, 5.25% 2018                                                                                          2,000            2,195
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series
  2004-A, 5.00% 2013                                                                                          2,000            2,212
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series
  2004-A, 5.00% 2015                                                                                          1,300            1,438
Milpitas Redev. Agcy., Project Area 1 Tax Allocation Bonds, Series 2003, MBIA insured,
  5.00% 2014                                                                                                  3,000            3,281
Natomas Unified School Dist., Certs. of Part. (Ref. and 2005 Capital Projects),
     Series 2005-B, AMBAC insured, 5.00% 2035 (put 2010)                                                      4,000            4,326
Northern California Power Agcy., Special Rev. Ref. Bonds (Geothermal Project No. 3),
     Series 1993-A, 5.60% 2006 (escrowed to maturity)                                                         1,000            1,042
Northern California Power Agcy., Special Rev. Ref. Bonds (Geothermal Project No. 3),
     Series 1993-A, 5.65% 2007 (escrowed to maturity)                                                         1,025            1,097
Oak Park Unified School Dist. (Ventura County), Election of 1977 G.O. Bonds, Series
  2000, FSA insured, 0% 2015                                                                                  2,300            1,492
Port of Oakland, Rev. Bonds, Series 2000-K, AMT, FGIC insured, 5.25% 2007                                     2,000            2,124
Port of Oakland, Rev. Bonds, Series 2000-K, AMT, FGIC insured, 5.75% 2014                                     1,500            1,649
Port of Oakland, Rev. Bonds, Series 2002-M, FGIC insured, 5.25% 2015                                          1,100            1,220
Community Facs. Dist. No. 1999-1, Orange County (Ladera Ranch), Special Tax Bonds,
  Series 1999-A, 6.70% 2029                                                                                   1,000            1,157
Community Facs. Dist. No. 2000-1, Orange County (Ladera Ranch), Special Tax Bonds,
  Series 2000-A, 6.20% 2023                                                                                   1,780            1,938
Community Facs. Dist. No. 2000-1, Orange County (Ladera Ranch), Special Tax Bonds,
  Series 2000-A, 6.25% 2030                                                                                   1,800            1,969
Community Facs. Dist. No. 2001-1, Orange County (Ladera Ranch), Special Tax Bonds,
  Series 2002-A, 6.00% 2032                                                                                   2,400            2,557
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds,
  Series 2003-A, 5.125% 2018                                                                                  1,180            1,209
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds,
  Series 2003-A, 5.55% 2033                                                                                   1,500            1,537
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds,
  Series 2004-A, 5.60% 2028                                                                                   1,000            1,024
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds,
  Series 2004-A, 5.625% 2034                                                                                  1,750            1,795
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds,
  Series 2005-A, 5.20% 2034                                                                                   4,950            4,945
County of Orange, Irvine Coast Assessment Dist. No. 88-1, Limited Obligation Improvement
  Bonds, Series 1998-A, 5.25% 2009                                                                              670              691
County of Orange, Local Transportation Auth., First Senior Bonds, AMBAC insured, 5.00% 2011                   2,000            2,197
County of Orange, Local Transportation Auth., First Senior Bonds, MBIA insured, 6.00% 2009                    1,500            1,679
County of Orange, Recovery Certs. of Part., Series 1996-A, MBIA insured, 6.00% 2008                           1,500            1,657
Orange County Water Dist., Rev. Certs. of Part., Series 1999-A, 5.25% 2022                                    1,960            2,114
City of Oxnard, Assessment Dist. No. 97-1-R (Pacific Commerce Center), Limited Obligation
  Ref. Bonds, 5.60% 2005                                                                                      2,540            2,579
City of Oxnard, Assessment Dist. No. 97-1-R (Pacific Commerce Center), Limited Obligation
  Ref. Bonds, 5.70% 2006                                                                                      1,040            1,081
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public
  Improvements), Series 2005-A, 5.00% 2019                                                                      675              666
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public
  Improvements),
     Series 2005-A, 5.10% 2021                                                                                  620              616
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public
  Improvements),
     Series 2005-A, 5.15% 2022                                                                                  915              908
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public
  Improvements), Series 2005-A, 5.25% 2024                                                                    1,015            1,007
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public
  Improvements), Series 2005-A, 5.35% 2030                                                                    1,740            1,734
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public
  Improvements), Series 2005-A, 5.40% 2035                                                                    1,755            1,743
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special
  Tax Ref. Bonds, Series 1998, 6.50% 2008                                                                     1,000            1,097
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special
  Tax Ref. Bonds, Series 1998, 6.50% 2009                                                                     1,320            1,469
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special
  Tax Ref. Bonds, Series 1998, 6.50% 2010                                                                     1,715            1,904
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special
  Tax Ref. Bonds, Series 1998, 6.75% 2015                                                                     2,050            2,291
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest
  Wastewater Fac.), Series 2005, 5.70% 2024                                                                   3,110            3,104
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest
  Wastewater Fac.), Series 2005, 5.85% 2035                                                                   5,000            5,020
City of Riverside, Electric Rev. Bonds, Issue 2001, FSA insured, 5.25% 2015                                   1,000            1,110
Riverside County Public Fncg. Auth., Certs. of Part. (Air Force Village West, Inc.),
  5.40% 2009                                                                                                    950            1,006
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds,
  Series 1999, 6.00% 2011                                                                                       995            1,101
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds,
  Series 1999, 6.30% 2025                                                                                     1,750            1,864
City of Roseville, North Roseville Community Facs. Dist. No. 1, Special Tax Bonds,
  Series 1998, 5.20% 2007                                                                                       840              848
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax Bonds,
  Series 1999, 6.50% 2015                                                                                     1,000            1,074
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax Bonds,
  Series 1999, 6.70% 2025                                                                                     2,750            2,919
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital
  Improvement Projects), Series A, AMBAC insured, 5.50% 2015                                                  2,000            2,237
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital
  Improvement Projects), Series A, AMBAC insured, 5.50% 2016                                                  5,435            6,075
City of Sacramento Fncg. Auth., Rev. Bonds (City Hall and Redev. Projects), Series 2002-A,
  FSA insured, 5.25% 2016                                                                                     2,000            2,219
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds,
  Series 2003-C, 6.00% 2033                                                                                   1,000            1,037
City of Sacramento, North Natomas Regency Park Community Facs. Dist. No. 2001-03,
  Special Tax Bonds, 6.00% 2028                                                                               1,755            1,814
Sacramento Cogeneration Auth., Cogeneration Project Rev. Bonds (Procter & Gamble Project),
  Series 1995, 7.00% 2005                                                                                     1,700            1,727
Sacramento Cogeneration Auth., Cogeneration Project Rev. Bonds (Procter & Gamble Project),
  Series 1995, 6.375% 2010                                                                                    1,600            1,647
Sacramento Cogeneration Auth., Cogeneration Project Rev. Bonds (Procter & Gamble Project),
     Series 1995, 6.50% 2021 (preref. 2005)                                                                   1,000            1,035
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.70% 2017             2,500            2,936
Sacramento Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2001-O, MBIA insured, 5.25% 2015         1,280            1,411
Sacramento Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2002-Q, FSA insured, 5.25% 2017          1,000            1,105
County of Sacramento, Airport System Rev. Ref. Bonds, Series B, AMT, FSA insured, 5.25% 2015                  1,115            1,195
County of Sacramento, Airport System Rev. Ref. Bonds, Series B, AMT, FSA insured, 5.25% 2016                  1,170            1,254
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
     Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.00% 2012                                  880              933
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
     Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.10% 2013                                  665              704
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
     Improvement Area No. 2, Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021                                 500              522
County of Sacramento, Single-family Mortgage Rev. Bonds (GNMA Mortgage-backed Securities Program),
     Issue 1987-A, AMT, 9.00% 2019 (escrowed to maturity)                                                     1,500            2,258
Tobacco Securitization Auth. of Northern California (Sacramento County), Tobacco
  Settlement Asset-backed Bonds, Series 2001-B, 5.00% 2028                                                    4,490            4,273
County of San Bernardino Housing Auth., Multi-family Housing Rev. Ref. Bonds
     (Equity Residential/Redlands Lawn and Tennis Apartments), Issue 1999-A, 5.20%
  2029 (put 2009)                                                                                             1,000            1,065
San Bernadino County, Alta Loma School Dist., 1999 Election G.O. Bonds, Series A,
  FGIC insured, 0% 2021                                                                                       2,500            1,142
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026                     5,000            5,445
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional
  Communications System Ref.), AMBAC insured, 5.00% 2016                                                      1,130            1,233
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional
  Communications System Ref.), AMBAC insured, 5.00% 2015                                                      1,090            1,197
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional
  Communications System Ref.), AMBAC insured, 5.00% 2018                                                      1,450            1,565
County of San Diego, Poway Unified School Dist., Community Facs. Dist. No. 1,
  Special Tax Bonds, Series 1998, MBIA insured, 5.00% 2010                                                    1,000            1,081
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation
  Improvement Bonds, 5.90% 2007                                                                               1,425            1,487
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation
  Improvement Bonds, 5.90% 2008                                                                                 995            1,037
San Diego County, Escondido Union School Dist., Election of 2002 G.O. Bonds,
  Series A, FSA insured, 5.25% 2017                                                                           2,015            2,225
San Diego Unified School Dist., 2003 G.O. Bonds, Current Interest Bonds (Election of 1998),
     Series E, FSA insured, 5.25% 2015                                                                        1,000            1,120
City and County of San Francisco Airport Commission, San Francisco International Airport,
  Second Series Rev. Bonds, Issue 26-A, AMT, AMBAC insured, 5.00% 2019                                        1,000            1,028
City and County of San Francisco Airport Commission, San Francisco International Airport,
  Second Series Rev. Bonds, Issue 26-A, AMT, FGIC insured, 5.00% 2010                                         1,915            2,054
City and County of San Francisco Airport Commission, San Francisco International Airport,
  Second Series Rev. Bonds, Issue 26-A, AMT, FGIC insured, 5.00% 2011                                         2,030            2,181
City and County of San Francisco Airport Commission, San Francisco International Airport,
  Second Series Rev. Ref. Bonds, Issue 28-A, AMT, MBIA insured, 5.50% 2014                                    1,000            1,098
City and County of San Francisco Airport Commission, San Francisco International Airport,
  Second Series Rev. Ref. Bonds, Issue 28-A, AMT, MBIA insured, 5.50% 2015                                    1,500            1,644
San Joaquin Hills Transportation Corridor Agcy. (Orange County),
     Junior Lien Toll Road Rev. Bonds, 0% 2011 (escrowed to maturity)                                         1,500            1,224
San Joaquin Hills Transportation Corridor Agcy. (Orange County),
     Senior Lien Toll Road Rev. Bonds, 0% 2014 (escrowed to maturity)                                         4,000            2,827
San Joaquin Hills Transportation Corridor Agcy. (Orange County),
     Senior Lien Toll Road Rev. Bonds, 0% 2019 (escrowed to maturity)                                         4,150            2,255
San Joaquin Hills Transportation Corridor Agcy. (Orange County),
     Senior Lien Toll Road Rev. Bonds, 0% 2023 (escrowed to maturity)                                         5,900            2,569
City of San Jose, Airport Rev. Bonds, Series 2004-C, AMT, MBIA insured, 5.00% 2011                            1,000            1,077
City of San Jose, Airport Rev. Ref. Bonds, Series 2002-B, AMT, FSA insured, 5.00% 2010                        4,015            4,310
City of San Jose Fin. Auth., Lease Rev. Bonds (Civic Center Project), Series 2002-D,
  AMBAC insured, 5.00% 2039 (put 2006)                                                                        2,500            2,576
City of San Jose, G.O. Bonds (Libraries and Parks Project), Series 2001, 5.00% 2019                           2,295            2,465
City of San Jose, G.O. Bonds (Libraries, Parks and Public Safety Projects), Series 2002,
  5.00% 2017                                                                                                  1,120            1,212
City of San Jose, G.O. Bonds (Libraries, Parks and Public Safety Projects), Series 2002,
  5.00% 2020                                                                                                  1,000            1,071
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds
  (GNMA Collateralized -- Miraido Village), Series 1997-A, AMT, 5.30% 2012                                      640              666
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds
  (GNMA Collateralized -- Miraido Village), Series 1997-A, AMT, 5.65% 2022                                    1,490            1,554
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.50% 2010                                       2,895            3,119
San Mateo County, Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects Program),
     Series 1993-A, MBIA insured, 5.125% 2018                                                                 2,700            3,004
San Mateo County Transit Dist., Limited Tax Bonds, Series 1997-A, MBIA insured, 5.50% 2017                    2,500            2,893
Santa Ana Fncg. Auth., Police Administration and Holding Fac. Lease Rev. Bonds,
     Series 1994-A, MBIA insured, 6.25% 2019                                                                  1,000            1,223
Santa Clara County Fncg. Auth., Lease Rev. Bonds (VMC Fac. Replacement Project),
     Series 1994-A, AMBAC insured, 7.75% 2009                                                                 2,200            2,657
Santa Clara Valley Transportation Auth., Measure A Sales Tax Rev. Bonds,
     Series 2004-B, AMBAC insured, 5.00% 2036 (put 2006)                                                      1,000            1,036
Santa Cruz County, Cabrillo Community College Dist., Election of 1998 G.O. Bonds,
  Series B, FGIC insured, 0% 2016                                                                             1,500              913
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax
  Bonds, Series 2003, 5.375% 2018                                                                             1,005            1,028
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax
  Bonds, Series 2003, 6.00% 2030                                                                              1,170            1,195
Santa Monica-Malibu Unified School Dist. (Los Angeles County) G.O. Ref. Bonds,
  Series 1998, 5.25% 2015                                                                                     3,000            3,383
Santa Monica-Malibu Unified School Dist. (Los Angeles County) G.O. Ref. Bonds,
  Series 1998, 5.25% 2017                                                                                     1,175            1,333
Santa Monica-Malibu Unified School Dist. (Los Angeles County) G.O. Ref. Bonds,
  Series 1998, 5.25% 2018                                                                                     2,175            2,471
Shafter Joint Powers Fin. Auth., Lease Rev. Bonds (Community Correctional Fac.
  Acquisition Project),
     Series 1997-A, 5.50% 2006                                                                                  345              352
Shafter Joint Powers Fin. Auth., Lease Rev. Bonds (Community Correctional Fac.
  Acquisition Project),
     Series 1997-A, 5.95% 2011                                                                                1,700            1,805
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds, Series 1999-A,
  FSA insured, 5.375% 2011                                                                                    1,600            1,760
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT,
  AMBAC insured, 5.375% 2016                                                                                  1,500            1,632
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT,
  AMBAC insured, 5.375% 2017      2,655            2,874
Southern California Home Fncg. Auth., Single-family Mortgage Rev. Bonds
     (GNMA and FNMA Mortgage-backed Securities Program), Series 1992-A, AMT, 6.75% 2022                          45               45
South Tahoe Joint Powers Fncg. Auth., Rev. Ref. Bonds (South Tahoe Redev. Project Area No. 1),
     Series 1995-B, 6.25% 2020                                                                                3,250            3,367
South Tahoe Joint Powers Fncg. Auth., Subordinate Bond Anticipation Notes
  (South Tahoe Redev. Project Area No. 1), Series 2003-B, 5.125% 2009                                         1,000            1,030
South Tahoe Joint Powers Parking Fin. Auth., Parking Rev. Bonds, Series A, 7.00% 2027                         5,500            5,381
City of Stockton, Community Facs. Dist. No. 90-2B, Mello-Roos Rev. Bonds (Brookside Estates),
  Series 1997-A, 5.95% 2010                                                                                   1,000            1,042
City of Stockton, Community Facs. Dist. No. 90-2B, Mello-Roos Rev. Bonds (Brookside Estates),
  Series 1997-A, 6.20% 2015                                                                                   1,750            1,831
Talega-Capistrano Unified School Dist., Community Facs. Dist. No. 90-2, Special
  Tax Bonds, Series 2003, 6.00% 2033                                                                          1,200            1,270
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek),
  Special Tax Bonds, Series 2003, 5.80% 2026                                                                  1,165            1,185
Community Facs. Dist. No. 88-12, Temecula (Ynez Corridor), Special Tax Ref. Bonds,
  Series 1998-A, 5.25% 2008                                                                                     745              784
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A,
  6.00% 2022                                                                                                  2,600            2,914
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A,
  5.50% 2031                                                                                                  1,000            1,055
Community Facs. Dist. No. 97-1, Tustin Unified School Dist., Special Tax Bonds, Series 2000,
  6.375% 2035 (preref. 2008)                                                                                  3,000            3,420
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2010                                    1,210            1,283
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2013                                    1,100            1,143
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2018                                    2,750            2,829
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.125% 2023                                   1,000            1,027
City of West Sacramento, Limited Obligation Ref. Improvement Bonds, Reassessment
  Dist. of 1998, 5.20% 2008                                                                                     495              514
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.75% 2011                                     1,510            1,588
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.85% 2013                                     1,685            1,762
Westlands Water Dist., Rev. Certs. of Part., Series 2002-A, MBIA insured, 5.25% 2016                          1,270            1,404
City of Whittier, Health Fac. Rev. Bonds (Presbyterian Intercommunity Hospital),
  Series 2002, 5.75% 2031                                                                                     5,000            5,311
Community Facs. Dist. No. 2002-1, William S. Hart Union High School Dist., Special
  Tax Bonds, Series 2003, 6.00% 2033                                                                          1,000            1,051
Yorba Linda Public Fncg. Auth., Rev. Bonds (Black Gold Golf Course Project), Series
  2000, 7.50% 2030 (preref. 2008)                                                                             5,500            6,394
                                                                                                                             522,389

                                                                                                                             747,276

PUERTO RICO -- 5.35%
Children's Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75%
  2009 (escrowed to maturity)                                                                                 2,000            2,222
Children's Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75%
  2020 (preref. 2010)                                                                                         4,960            5,320
Electric Power Auth., Rev. Ref. Bonds, Series KK, 5.00% 2010                                                  1,000            1,080
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured,
  5.00% 2026 (put 2010)                                                                                       1,500            1,632
Infrastructure Fncg. Auth., Special Obligation Bonds, Series 2000-A, 5.50% 2032                               2,500            2,756
Ports Auth., Special Facs. Rev. Bonds (American Airlines, Inc. Project), Series 1993-A,
  AMT, 6.30% 2023                                                                                             1,000              706
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)                      1,500            1,659
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)                      7,000            7,741
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series C, 5.50% 2010                                2,835            3,131
Public Fin. Corp. (Commonwealth Appropriation Bonds), Series 2001-E, 6.00% 2026                               1,830            2,192
Public Fin. Corp. (Commonwealth Appropriation Bonds), Series 2001-E, 6.00% 2026
  (escrowed to maturity)                                                                                        170              207
Public Fin. Corp. (Commonwealth Appropriation Bonds), Series 2004-A, FGIC insured,
  5.25% 2031 (put 2012)                                                                                       1,000            1,105
Public Fin. Corp. (Commonwealth Appropriation Bonds), Series 2004-A, 5.75% 2027 (put 2012)                    5,000            5,561
Public Improvement Ref. G.O. Bonds, Series 1998-B, MBIA insured, 5.75% 2009                                   4,575            5,096
Public Improvement Ref. G.O. Bonds, Series 2003-C, 5.00% 2018 (put 2008)                                      3,500            3,703
                                                                                                                              44,111

VIRGIN ISLANDS -- 1.40%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien,
  Series 1998-A, 5.20% 2009                                                                                     500              532
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien,
  Series 1998-A, 5.20% 2010                                                                                   1,000            1,060
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien,
  Series 1998-A, 5.30% 2011                                                                                   2,000            2,117
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien,
  Series 1998-C, 5.50% 2005                                                                                   2,500            2,544
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien,
  Series 1998-C, 5.50% 2008                                                                                   1,000            1,074
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Subordinate Lien,
  Series 1998-D, 6.00% 2006                                                                                   1,000            1,038
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Subordinate Lien,
  Series 1998-E, 5.75% 2013                                                                                   1,595            1,653
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Senior Lien, Series 2004-A,
  5.00% 2013                                                                                                  1,450            1,561
                                                                                                                              11,579


TOTAL BONDS & NOTES (cost: $768,643,000)                                                                                     802,966

                                                                                                   Principal amount     Market value
Short-term securities -- 2.99%                                                                                (000)            (000)

Statewide Communities Dev. Auth., Solid Waste Facs. Rev. Bonds (Chevron U.S.A. Inc. Project),
     Series 1994, AMT, 1.84% 2024(1,2)                                                                       $2,700       $    2,700
Economic Recovery Bonds, Series 2004-C15, FSA insured, 1.88% 2023(1)                                          1,915            1,915
G.O. Bonds, Series 2004-A1, 1.78% 2034(1)                                                                     5,850            5,850
Redev. Agcy. of the City of Livermore, Multi-family Housing Rev. Ref. Bonds (Livermore
  Senior Housing Apartments), Series 2002-A, AMT, 1.80% 2040(1)                                               1,100            1,100
Community Redev. Agcy. of the City of Los Angeles, California, Multifamily Housing Rev. Bonds
     (Skyline at Southpark Apartments Project, Phase II), Series 1985, 1.89% 12/1/2005(1,2)                   4,100            4,100
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and
  Electric Company), Series C, 1.80% 2026(1,2)                                                                4,920            4,920
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds, Series 1996-E, 1.77% 2026 (1)               1,200            1,200
Housing Auth. of the City and County of San Francisco, Multifamily Housing Rev. Ref. Bonds
  (Valencia Gardens), Series 2004, AMT, 1.90% 2049(1,2)                                                       1,000            1,000
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-C-4, 1.85% 2022(1)                             1,900            1,900


TOTAL SHORT-TERM SECURITIES (COST: $24,685,000)                                                                               24,685


TOTAL INVESTMENT SECURITIES (COST: $793,328,000)                                                                             827,651
OTHER ASSETS LESS LIABILITIES                                                                                                (2,915)

NET ASSETS                                                                                                                  $824,736



(1) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

(2) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.


Key to Abbreviations

Agcy. = Agency
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial paper



ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.


ITEM 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12 - Exhibits

(a)(1)The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(a)(2)The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES II



By /s/ Abner D. Goldstine
-------------------------------------
Abner D. Goldstine, President and PEO

Date: May 6, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Abner D. Goldstine
-------------------------------------
Abner D. Goldstine, President and PEO

Date: May 6, 2005



By /s/ Sharon G. Moseley
------------------------------------
Sharon G. Moseley, Treasurer and PFO

Date: May 6, 2005